Offerings	May 13, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.250% Senior Notes due 2032
Amount Registered | shares	942,395,000
Maximum Aggregate Offering Price	$ 942,395,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 144,280.67
Offering Note	The filing fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended (the "Securities Act"). The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of noon (New York City time) on May 12, 2025 on the Bloomberg page "BFIX" of EUR1.00/$1.1087.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of the Debt Securities
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Ball Advanced Aluminum Technologies Corp., Ball Asia Services Limited, Ball Beverage Can Americas Inc., Ball BP Holding Company, Ball Container LLC, Ball Corporation, Ball Glass Containers, Inc., Ball Holdings LLC, Ball Inc., Ball Metal Beverage Container Corp., Ball Metal Container Corporation, Ball Packaging, LLC, Ball Pan-European Holdings, LLC, Latas de Aluminio Ball, Inc., Rexam Beverage Can Company and USC May Verpackungen Holding Inc. pursuant to Rule 457(n) under the Securities Act will guarantee the notes issued by Ball Corporation. Pursuant to Rule 457(n) under the Securities Act, no separate filing fee is required for the guarantees.